Borrowings and Debt Securities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of Borrowings And Debt Securities
(1)	Borrowings and debt securities as of December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Current liabilities
Short-term borrowings	￦	2,920,563	8,820,425
Current portion of long-term borrowings		1,463,703	3,638,202
Current portion of debt securities		9,652,986	10,205,395
Less : Current portion of discount on long-term borrowings		(2,048)	(774)
Less : Current portion of discount on debt securities		(5,370)	(4,246)

		14,029,834	22,659,002

Non-current liabilities
Long-term borrowings		2,278,481	2,977,268
Debt securities		64,385,784	95,160,920
Less : Discount on long-term borrowings		(12,857)	(14,945)
Less : Discount on debt securities		(152,760)	(177,543)
Add: Premium on debt securities		1,031	663

		66,499,679	97,946,363

	￦	80,529,513	120,605,365

Repayment Schedule of Borrowings and Debt Securities
(2)	Repayment schedule of borrowings and debt securities as of December 31, 2021 and 2022 are as follows:

2021
Type		Borrowings	Debt Securities

		In millions of won
Less than 1 year	￦	4,384,266	9,652,986
1~ 5 years		1,013,500	34,156,038
Over 5 years		1,264,981	30,229,746

	￦	6,662,747	74,038,770

2022
Type		Borrowings	Debt Securities

		In millions of won
Less than 1 year	￦	12,458,627	10,205,395
1~ 5 years		1,472,655	65,278,587
Over 5 years		1,504,613	29,882,333

	￦	15,435,895	105,366,315

Short-term Borrowings
(3)	Short-term borrowings as of December 31, 2021 and 2022 are as follows:

2021
Type	Creditor	Interest rate (%)	Maturity	Foreign currency		Local currency

	In millions of won and thousands of foreign currencies
Local short-term borrowings	DB financial investment and others	1.96~4.60	2022.01.07 ~2022.12.31	—	￦	2,030,886
Electronic short-term bonds	BNK Securities and others	1.35~1.77	2022.01.21 ~2022.02.08	—		100,000
Foreign short-term borrowings	Shinhan Bank and others	0.34~0.45	2022.01.04 ~2022.03.30	USD 157,533		186,755
Foreign short-term borrowings	Korea Development Bank and others	1M Libor + 1.25	2022.04.29	USD 173,042		205,142
Foreign short-term borrowings	Shinhan Bank and others	0.57~0.80	2022.06.17 ~2022.08.31	USD 78,319		92,847
Foreign short-term borrowings	Credit Agricole and others	0.04	2022.06.28	EUR 72,199		96,915
Local bank overdraft	Korea Development Bank and others	1.73~2.25	2022.01.07 ~2022.02.26	—		208,018

					￦	2,920,563

2022
Type	Creditor	Interest rate (%)	Maturity	Foreign currency		Local currency

	In millions of won and thousands of USD
Local short-term borrowings	DB financial investment and others	3.21~5.80	2023.01.02 ~2023.12.31	—	￦	5,549,120
Local short-term borrowings	Nonghyup Bank and others	3M CD + 1.11~1.70	2023.05.25 ~2023.11.24	—		3,000,000
Local short-term borrowings	Shinhan Bank	6M Bank Debenture Rate + 1.77	2023.11.17	—		50,000
Local short-term borrowings	Korea Development Bank	4.15	2023.01.06	—		3,400
Foreign short-term borrowings	Shinhan Bank	5.19	2023.02.28	USD 12,045		15,264
Foreign short-term borrowings	Shinhan Bank	SOFR(1M) + 0.65	2023.02.27	USD 40,000		50,692
Foreign short-term borrowings	Kookmin Bank and others	3.32~5.88	2023.01.09 ~2023.06.12	USD 91,796		116,333
Local bank overdraft	Woori Bank and others	Standard overdraft rate + 1.32 4.83	2023.01.06 ~2023.02.24	—		35,616

					￦	8,820,425

Long-term Borrowings
(4)	Long-term borrowings as of December 31, 2021 and 2022 are as follows:

2021
Type		Interest rate (%)	Maturity	Foreign currency	Local currency

		In millions of won and thousands of foreign currencies

Local long-term borrowings
Korea Development Bank	Others	0.50	2023~2044	—	￦	2,509
	Facility	2.50~4.60	2022~2028	—		39,430
	Operating funds	2.33	2022	—		20,000
	Operating funds	1yr KDB bond rate + 0.81~0.95	2022~2023	—		64,300
Hana Bank	Commercial Paper	3M CD+0.13~0.43	2022~2025	—		1,050,000
	Facility	4.60	2028	—		9,647
	Facility	3yr KTB rate-1.25	2022~2028	—		4,485
IBK	PF Refinancing	CD+1.25	2030	—		8,589
Export-Import Bank of Korea	Project loans	1.50	2026	—		13,258
	Facility	1.32	2028	—		32,000
	Operating funds	1.78	2023	—		15,700
Korea Energy Agency	Development of power resources	3yr KTB rate-2.25	2023~2025	—		8,971
	Facility	3yr KTB rate-2.25	2022~2024	—		995
	Project loans	—	2023	—		1,197
	Others	1.75	2028	—		4,893
Shinhan Bank and others	Facility	CB rate+1.10	2028	—		14,470
	Commercial Paper	3M CD+0.38	2025	—		150,000
	Others	3.95	2034	—		84,179
	Others	Standard overdraft rate+1.00	2034	—		84,179
Kookmin Bank	Facility	MOR+0.79 3M CD+1.79	2022~2031	—		59,333
Others	Facility	2.80~6.80	2024~2039	—		620,185
	Facility	CB rate+0.90~1.10 3M CD+1.60 3.37	2028~2037	—		171,733
	PF Refinancing	3.80~5.00	2030~2034	—		71,742
	PF Refinancing	1.75	2029	—		22,265
	Others	4.40~7.90	2022~2038	—		116,367
	Others	1.80~4.50	2031~2034	—		49,928

						2,720,355

Foreign long-term borrowings
Korea Energy Agency	Project loans	—	2026	USD 8,744		10,366
Export-Import Bank of Korea and others	Direct loan and others	1M Libor+1.80~3.20	2036	USD 89,823		106,485
	Direct loan and others	3M Libor+2.75~3.70	2027	JOD 107,868		180,363
	PF Loan	6M Libor+1.70~2.50	2032	USD 103,340		122,509
POSCO and others	Shareholder’s loan	8.00	2025	USD 11,953		14,171
	Shareholder’s loan	8.00	2031	JOD 4,853		8,114
Samsung Life Insurance and others	Syndicated Loan	3.10~8.00	2032	JPY 5,144,387		53,000
Woori Bank and others	Syndicated Loan	JPY 6M Libor+2.00	2032	JPY 2,820,708		29,060
KiwoomSolar Power Professional Investor Private Placement Investment Trust V	Senior borrowing	3.90	2029	EUR 36,311		48,741
IFC and others	Others	6M Libor+5.00	2031	USD 230,018		272,686
Federal Financing Bank and others	PF Loan	2.39~6.00	2031~2038	USD 94,135		111,597
Others	Others	—	—	USD 54,607		64,737

						1,021,829

						3,742,184
Less: Discount on long-term borrowings						(14,905)
Less: Current portion of long-term borrowings						(1,463,703)
Add: Current portion of discount on long-term borrowings						2,048

					￦	2,265,624

2022
Type		Interest rate (%)	Maturity	Foreign currency	Local currency

		In millions of won and thousands of foreign currencies
Local long-term borrowings
Korea Development Bank	Others	0.50	2023~2044	—	￦	2,133
	Facility	2.50~4.60	2023~2028	—		28,420
	Facility	CB rate+0.90	2029	—		9,985
	Operating funds	1yr KDB rate+0.81~0.91	2023~2024	—		54,300
Hana Bank and others	Commercial Paper	3M CD+0.13~1.20	2023~2027	—		3,250,000
	Facility	4.60	2028	—		8,137
	Facility	3yr KTB rate-1.50	2028	—		3,821
Export-Import Bank of Korea	Project loans	1.50	2026	—		10,312
	Facility	1.32	2028	—		58,100
	Operating funds	1.78	2023	—		15,700
Korea Energy Agency	Development of power resources	3yr KTB rate-2.25 1.50~1.75	2023~2028	—		11,175
	Facility	3yr KTB rate-2.50	2023~2024	—		393
	Project loans	—	2023~2027	—		1,197
Shinhan Bank and others	Facility	CB rate+0.90~1.10	2028~2029	—		19,195
	Commercial Paper	3M CD+0.38	2025	—		150,000
	Others	3.95	2034	—		78,905
	Others	Standard overdraft rate+1.00	2034	—		78,905
Kookmin Bank	Facility	MOR+0.79 3M CD+1.79 5.04	2023~2035	—		105,155
	Others	4.00	2025	—		20,700
Woori Bank	Facility	3M Libor+1.90 5.04	2035~2042	—		48,823
Others	Facility	3.50~6.80	2028~2044	—		690,259
	Facility	CB rate+1.10 1.75~4.56	2024~2036	—		103,131
	PF Refinancing	CB rate+1.25	2030	—		7,634
	PF Refinancing	4.10	2030	—		21,206
	Securitized debts (*)	3M CD+1.80	2025	—		33,476
	Others	4.40~7.90	2023~2039	—		120,217
	Others	1.80~4.50	2031~2034	—		49,929

						4,981,208

Foreign long-term borrowings
Korea Energy Agency	Project loans	—	2026	USD 8,744		11,081
Export-Import Bank of Korea and others	Direct Loan and others	6M Libor+3.20	2036	USD 78.094		98,969
	Direct Loan and others	3M Libor+2.25~3.70	2027	JOD 91,051		162,692
	Facility	6M Libor+1.70~2.50 SOFR(3M) +1.83	2039~2032	USD 132,168		167,496
Kookmin Bank and others	EBL	SOFR(1M)+0.11~0.75	2024	USD 149,592		189,578
Riyad Bank	EBL	SOFR(3M)+1.20	2025	USD 49,870		63,201
POSCO and others	Shareholder’s loan	8.00	2025	USD 10,005		12,680
	Shareholder’s loan	8.00	2031	JOD 4,853		8,671
Samsung Life Insurance and others	Syndicated Loan	3.10~8.00	2032	JPY 4,752,934		45,304
Woori Bank and others	Syndicated Loan	JPY 6M Libor+1.84	2032	JPY 2,613,385		24,910
Solar Construction Lendings, LLC	Facility	5.00	2025	USD 31,140		39,464
KiwoomSolar Power Professional Investor Private Placement Investment Trust V	Senior borrowing	3.90	2029	EUR 40,531		54,765
IFC and others	Others	6M Libor+5.00 SOFR(3M)+1.83~1.99 5.41~6.19	2028~2031	USD 408,408		517,575

2022
Type		Interest rate (%)	Maturity	Foreign currency	Local currency

		In millions of won and thousands of foreign currencies
Hanwha US Solar Private Fund and others	PF Refinancing	3.00	2038	USD 58,308		73,894
DBS Bank and others	Facility	1M BBSY+1.40~2.25	2025	AUD 190,860		163,836
Others	Others	—	—	USD 116		146

						1,634,262

						6,615,470
Less: Discount on long-term borrowings						(15,719)
Less: Current portion of long-term borrowings						(3,638,202)
Add: Current portion of discount on long-term borrowings						774

					￦	2,962,323

(*)	The main reasons for early repayment of securitized debts as of December 31, 2022 are as follows:

Local Debt Securities
(5)	Local debt securities as of December 31, 2021 and 2022 are as follows:

	Issue date	Maturity	Interest rate (%)		2021	2022

	In millions of won

Electricity Bonds	2012.03.27~2022.12.28	2023.01.11~2052.04.21	1.14~5.99	￦	34,080,000	61,190,000
Corporate Bonds (*)	2009.10.16~2022.12.20	2023.01.11~2052.08.24	1.01~6.06		28,194,472	29,293,188
Corporate Bonds	2021.05.26	2041.05.25	2.00		—	11,578

					62,274,472	90,494,766
Less: Discount on local debt securities					(52,723)	(56,924)
Less: Current portion of local debt securities					(7,432,647)	(8,401,619)
Add: Current portion of discount on local debt securities					2,510	2,344

				￦	54,791,612	82,038,567

(*)
Among the corporate bonds, each holder of Hee Mang Sunlight Power Co., Ltd.’s private equity bonds, amounting to ￦1,619 million, may exercise the early redemption rights on the 5th year (March 31, 2021) from the date of issuance of the bonds and every year on March 31 thereafter, until the year before the redemption date.

Foreign Debt Securities
(6)	Foreign debt securities as of December 31, 2021 and 2022 are as follows:

	2021
Type	Issue date	Maturity	Interest rate (%)	Foreign currency		Local currency

	In millions of won and thousands of foreign currencies
FY-96	1996.04.01~1996.12.06	2026.12.01~2096.04.01	6.00~7.95	USD 278,701	￦	330,400
FY-97	1997.01.31~1997.08.04	2027.02.01~2027.08.01	6.75~7.00	USD 314,717		373,097
FY-04	2004.04.23	2034.04.23	5.13	USD 286,920		340,144
FY-12	2012.09.19	2022.09.19	3.00	USD 750,000		889,125
FY-14	2014.07.30	2029.07.30	3.57	USD 100,000		118,550
FY-15	2015.06.15	2025.06.15	3.25	USD 300,000		355,650
FY-17	2017.06.19~2017.07.25	2022.06.19~2027.07.25	2.63~3.13	USD 800,000		948,400
FY-17	2017.10.30	2037.10.30	1.70	EUR 40,000		53,694
FY-17	2017.11.16	2037.11.16	2.36	SEK 450,000		58,968
FY-18	2018.03.13	2028.03.13	3.35	HKD 1,650,000		250,850
FY-18	2018.06.07~2018.07.25	2023.06.07~2023.07.25	3.75~3.88	USD 1,400,000		1,659,700
FY-19	2019.01.22~2019.06.24	2022.01.22~2024.06.24	2.50~3.38	USD 800,000		948,400
FY-19	2019.02.27	2024.02.27	0.13	CHF 200,000		259,494
FY-19	2019.07.19	2024.07.19~2027.07.19	0.00~0.05	CHF 300,000		389,241
FY-19	2019.07.22	2022.07.22	2.38	USD 300,000		355,650
FY-19	2019.10.30	2024.10.30	3M BBSW+0.97	AUD 300,000		257,667
FY-19	2019.12.19	2037.12.31	3.30~5.70	USD 371,947		440,943
FY-20	2020.02.03	2025.02.03	2.13	USD 300,000		355,650
FY-20	2020.05.06	2025.05.06	1.75	USD 500,000		592,750
FY-20	2020.06.15	2025.06.15	1.13	USD 500,000		592,750
FY-20	2020.08.03	2026.02.03	0.61	USD 300,000		355,650
FY-21	2021.01.27	2026.01.27	0.75	USD 450,000		533,475
FY-21	2021.04.27	2026.04.27	1.25	USD 500,000		592,750
FY-21	2021.08.09	2026.08.09	1.25	USD 300,000		355,650
FY-21	2021.09.24	2026.09.24	1.13	USD 300,000		355,650

						11,764,298
Less: Discount on foreign debt securities						(105,407)
Add: Premium on foreign debt securities						1,031
Less: Current portion of foreign debt securities						(2,220,339)
Add: Current portion of discount on foreign debt securities						2,860

					￦	9,442,443

	2022
Type	Issue date	Maturity	Interest rate (%)	Foreign currency		Local currency

	In millions of won and thousands of foreign currencies
FY-96	1996.04.01~ 1996.12.06	2026.12.01~ 2096.04.01	6.00~7.95	USD 278,701	￦	353,198
FY-97	1997.01.31~1997.08.04	2027.02.01~2027.08.01	6.75~7.00	USD 314,717		398,841
FY-04	2004.04.23	2034.04.23	5.13	USD 286,920		363,614
FY-14	2014.07.30	2029.07.30	3.57	USD 100,000		126,730
FY-15	2015.06.15	2025.06.15	3.25	USD 300,000		380,190
FY-17	2017.07.25	2027.07.25	3.13	USD 300,000		380,190
FY-17	2017.10.30	2037.10.30	1.70	EUR 40,000		54,048
FY-17	2017.11.16	2037.11.16	2.36	SEK 450,000		54,527
FY-18	2018.03.13	2028.03.13	3.35	HKD 1,650,000		268,208
FY-18	2018.06.07~2018.07.25	2023.06.07~2023.07.25	3.75~3.88	USD 1,400,000		1,774,220
FY-19	2019.02.27	2024.02.27	0.13	CHF 200,000		274,574
FY-19	2019.06.24	2024.06.24	2.50	USD 500,000		633,650
FY-19	2019.07.19	2024.07.19~2027.07.19	0.00~0.05	CHF 300,000		411,861
FY-19	2019.10.30	2024.10.30	3M BBSW+0.97	AUD 300,000		257,523
FY-19	2019.12.19	2037.12.31	3.30~5.70	USD 360,899		457,368
FY-20	2020.02.03	2025.02.03	2.13	USD 300,000		380,190
FY-20	2020.05.06	2025.05.06	1.75	USD 500,000		633,650
FY-20	2020.06.15	2025.06.15	1.13	USD 500,000		633,650
FY-20	2020.08.03	2026.02.03	1.00	USD 300,000		380,190
FY-21	2021.01.27	2026.01.27	0.75	USD 450,000		570,285
FY-21	2021.04.27	2026.04.27	1.25	USD 500,000		633,650
FY-21	2021.08.09	2026.08.09	1.25	USD 300,000		380,190
FY-21	2021.09.24	2026.09.24	1.13	USD 300,000		380,190
FY-22	2022.04.21	2027.04.21	3.63	USD 300,000		380,190
FY-22	2022.05.06	2025.05.06	3.60	USD 500,000		633,650
FY-22	2022.06.14	2025.06.14~2027.06.14	3.63~4.00	USD 800,000		1,013,840
FY-22	2022.06.28	2025.06.28	4.13	USD 300,000		380,190
FY-22	2022.07.27	2027.07.27	4.25	USD 700,000		887,110
FY-22	2022.10.06	2026.04.06~2028.04.06	5.38~5.50	USD 800,000		1,013,840
FY-22	2022.10.06~2022.11.01	2032.10.06	5.16	HKD 2,350,000		381,992

						14,871,549
Less: Discount on foreign debt securities						(124,865)
Add: Premium on foreign debt securities						663
Less: Current portion of foreign debt securities						(1,803,776)
Add: Current portion of discount on foreign debt securities						1,902

					￦	12,945,473

Schedule of Changes in Borrowings and Debt Securities
(7)	Changes in borrowings and debt securities for the years ended December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Beginning balance	￦	69,724,581	80,529,513
Cash flow		9,653,394	39,193,816
Effect of exchange rate fluctuations		1,001,493	906,877
Others		150,045	(24,841)

Ending balance	￦	80,529,513	120,605,365